Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Expense) Benefit
"Income tax (expense) benefit" in the Consolidated Statements of Income consists of the following:

	December 31,
(In thousands)	2013	2012	2011
Current:
U.S. Federal	$—	$—	$—
U.S. State and local	(920)	(1,353)	(1,564)
International	(12,607)	(13,569)	(11,036)
Total current tax (expense) benefit	$(13,527)	$(14,922)	$(12,600)
Deferred:
U.S. Federal	$—	$(82,098)	$90,148
U.S. State and local	1,258	(6,456)	7,261
International	7,650	(1,763)	(2,609)
Total deferred tax (expense) benefit	$8,908	$(90,317)	$94,800
Total (expense) benefit for income taxes	$(4,619)	$(105,239)	$82,200

Schedule of Deferred Income Taxes
The components of deferred income taxes included on the Consolidated Balance Sheets are as follows:

	December 31,
(In thousands)	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$264,794	$231,326
Other tax carryforwards	4,658	3,065
Employee benefits	30,759	30,040
Accrued expenses	30,937	25,201
Depreciation and amortization	21,517	20,193
Other	16,374	5,067
Total deferred tax assets	369,039	314,892
Valuation allowance	(298,704)	(246,425)
Deferred tax assets, net of valuation allowance	$70,335	$68,467
Deferred tax liabilities:
Depreciation and amortization	(5,895)	(4,097)
Growing crops	(18,482)	(18,331)
Trademarks	(124,402)	(127,533)
Discount on Convertible Notes	(13,803)	(18,285)
Other	(1,555)	(2,606)
Total deferred tax liabilities	(164,137)	(170,852)
Net deferred tax liabilities	$(93,802)	$(102,385)
Deferred taxes are included in the following captions in the Consolidated Balance Sheets:

	December 31,
(In thousands)	2013	2012
Other current assets	$6,659	$7,406
Investments and other assets, net	3,218	1,837
Deferred income	—	—
Deferred tax liabilities	(103,679)	(111,628)
Net deferred tax liability	$(93,802)	$(102,385)

Schedule of Effective Income Tax Benefit Reconciliation
"Income tax (expense) benefit" differs from income taxes computed at the U.S. federal statutory rate for the following reasons:

(In thousands)	2013	2012	2011
Income tax (expense) benefit computed at U.S. federal statutory rate	$3,918	$104,228	$8,882
State income taxes, net of federal benefit	219	(5,076)	(856)
Impact of foreign operations	10,329	(15,100)	(9,750)
Change in tax rates [1]	31,462	—	—
Change in valuation allowance	(52,279)	(133,135)	85,375
Goodwill	—	(52,500)	—
Tax contingencies	182	(2,230)	(1,167)
Other	1,550	(1,426)	(284)
Income tax (expense) benefit	$(4,619)	$(105,239)	$82,200

[1] The change in tax rates relates primarily to Switzerland, which is offset by a corresponding change in the valuation allowance.

Schedule of Unrecognized Tax Benefits Roll Forward
A summary of the activity for the company’s unrecognized tax benefits follows:

(In thousands)	2013	2012	2011
Balance as of beginning of the year	$5,925	$6,308	$10,295
Additions of tax positions of prior years	56	3,815	4,955
Settlements	—	—	(5,843)
Reductions due to lapse of the statute of limitations	(1,899)	(4,196)	(3,054)
Foreign currency exchange change	(1)	(2)	(45)
Balance as of end of the year	$4,081	$5,925	$6,308

Summary of Income Tax Examinations
The following tax years remain subject to examinations by major tax jurisdictions:

Tax Years
Tax Jurisdiction:
United States	2010 – current
Germany	2007 – current
Italy	2008 – current
Netherlands	2006 – current
Switzerland	2009 – current
Ecuador	2008 – current